Financial Risk Management - Non-derivative Financial Liabilities by Maturity (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, carrying amount	¥ 1,088,061	¥ 958,469
Financing liabilities, carrying amount	7,720,985	7,469,686
Accrued expenses, carrying amount	415,106	449,716
Other financial liabilities, carrying amount	380,698	397,467
Non-derivative financial liabilities, carrying amount	9,604,850	9,275,338
Trade payables, contractual cash flows	1,088,061	958,468
Financing liabilities, contractual cash flows	7,837,560	7,593,927
Accrued expenses, contractual cash flows	415,106	449,716
Other financial liabilities, contractual cash flows	409,408	417,476
Non-derivative financial liabilities, contractual cash flows	9,750,135	9,419,587
Within 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows	1,088,061	958,468
Financing liabilities, contractual cash flows	3,083,901	3,341,226
Accrued expenses, contractual cash flows	415,106	449,716
Other financial liabilities, contractual cash flows	101,142	88,629
Non-derivative financial liabilities, contractual cash flows	4,688,210	4,838,039
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	4,230,223	3,964,660
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	86,972	98,285
Non-derivative financial liabilities, contractual cash flows	4,317,195	4,062,945
Later than 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables, contractual cash flows
Financing liabilities, contractual cash flows	523,436	288,041
Accrued expenses, contractual cash flows
Other financial liabilities, contractual cash flows	221,294	230,562
Non-derivative financial liabilities, contractual cash flows	¥ 744,730	¥ 518,603